Note 7 - Accrued Liabilities (Tables)	12 Months Ended
Dec. 31, 2017
Statement Line Items [Line Items]
Disclosure of detailed information for accrued expenses and other liabilities [text block]
	December 31,
	2017	2016
Accrued professional fees	$22	$26
Accrued transaction fees	285	237
	$307	$263